Balances and Transactions with Related Parties and Affiliated Companies - Commitments with Related Parties (Detail) - Heineken [member]	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Commitment	Supply
Conditions	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1st, 2010 to Jun 30, 2020.